As filed with the Securities and Exchange Commission on December 31, 2002

Securities Act File No. 333-89389
Investment Company Act File No. 811-09637

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 4	☒
and/or
REGISTRATION STATEMENT UNDER	☒
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 5	☒
(Check appropriate box or boxes)

Merrill Lynch Large Cap Series Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

800 Scudders Mill Road, Plainsboro, New Jersey 08536
(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (609) 282-2800

Terry K. Glenn
Merrill Lynch Large Cap Series Funds, Inc.
P.O. Box 9011
Princeton, New Jersey 08543-9011
(Name and Address of Agent for Service)

Copies to:

Counsel for the Fund: Laurin Blumenthal Kleiman, Esq. SIDLEY AUSTIN BROWN & WOOD LLP 787 Seventh Avenue New York, New York 10019-6018	Philip L. Kirstein, Esq. FUND ASSET MANAGEMENT, L.P. P.O. Box 9011 Princeton, New Jersey 08543-9011

Title of Securities Being Registered: Shares of Common Stock, par value $.10 per share.

It is proposed that this filing will become effective (check appropriate box):
☐	immediately upon filing pursuant to paragraph (b)
☒	on December 31, 2002 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

Master Large Cap Series Trust has also executed this Registration Statement.

This Post-Effective Amendment No. 4 to the Registrant’s Registration Statement on Form N-1A (File No. 333-89389) (the “Registration Statement”) consists of the following: (1) the facing sheet of the Registration Statement, (2) Amendment, dated January 1, 2003, to the Registrant’s current Prospectus, (3) Amendment dated January 1, 2003, to the Registrant’s current Statement of Additional Information, and (4) Part C to the Registration Statement (including signature pages). Parts A and B to the Registration Statement, each dated January 14, 2002 were previously filed in connection with Post-Effective Amendment No. 3 to the Registration Statement.

This Post-Effective Amendment No. 4 to the Registration Statement is being filed to: (1) describe the features of the Class R shares of Merrill Lynch Large Cap Growth Fund (“Large Cap Growth Fund”), Merrill Lynch Large Cap Value Fund (“Large Cap Value Fund”) and Merrill Lynch Large Cap Core Fund (“Large Cap Core Fund”), (2) provide certain additional information with respect to the Class C shares of Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund, (3) provide updated performance and financial information for Large Cap Growth Fund, Large Cap Value Fund and Large Cap Core Fund, (4) file certain exhibits to the Registration Statement, and (5) incorporate certain exhibits by reference into the Registration Statement.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
Merrill Lynch Large Cap Growth Fund
Merrill Lynch Large Cap Value Fund
Merrill Lynch Large Cap Core Fund

AMENDMENT DATED JANUARY 1, 2003
TO PROSPECTUS DATED JANUARY 14, 2002

Effective January 1, 2003, Merrill Lynch Large Cap Growth Fund, Merrill Lynch Large Cap Value Fund and Merrill Lynch Large Cap Core Fund began offering Class R shares to certain qualified investors. This amendment to the Funds’ Prospectus, which should be read in conjunction with the Funds’ Prospectus, describes the features of the Funds’ Class R shares, provides certain additional information with respect to the Funds’ Class C shares, and provides updated performance information for the Funds.

PERFORMANCE INFORMATION

The year-to-date return as of September 30, 2002 for the Class B shares of Large Cap Growth Fund, Large Cap Value Fund, and Large Cap Core Fund was -24.57%, -14.39%, and -19.84%, respectively. The Funds’ Class B shares are not subject to an initial sales charge but are subject to a contingent deferred sales charge. The Funds’ Class B shares are also subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. The Funds’ Class R shares are not subject to an initial sales charge or a contingent deferred sales charge but are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%. See “Merrill Lynch Select Pricingsm System” in this Amendment for more information about the Funds’ Class R shares.

The contingent deferred sales charges for the Funds’ Class B shares are not reflected in the Funds’ year-to-date returns. If these amounts were reflected, returns for each Fund would be less than those shown above. How each Fund performed in the past is not necessarily an indication of how the Fund will perform in the future.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

FEES AND EXPENSES

Each Fund offers five different classes of shares. This table describes the fees and expenses that you may pay if you buy and hold Class R shares of the Funds. Future expenses may be greater or less than those indicated below.

Shareholder Fees (fees paid directly from your investment)(a):	Class R

Maximum Sales Charge (Load) imposed on purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	None

Maximum Sales Charge (Load) imposed on Dividend Reinvestments	None

Redemption Fee	None

Exchange Fee	None

MERRILL LYNCH LARGE CAP GROWTH FUND
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(b)

Management Fee(c)	0.50%

Distribution and/or Service (12b-1) Fees(d)	0.50%

Other Expenses (including transfer agency fees and Administration Fee)(e)(f)	0.81%

Total Annual Fund Operating Expenses	1.81%

MERRILL LYNCH LARGE CAP VALUE FUND

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(b)

Management Fee(c)	0.50%

Distribution and/or Service (12b-1) Fees(d)	0.50%

Other Expenses (including transfer agency fees and Administration Fee)(e)(f)	0.53%

Total Annual Fund Operating Expenses	1.53%

UNDERSTANDING EXPENSES
Fund investors pay various fees and expenses, either directly or indirectly. Listed below are some of the main types of expenses that the Funds may charge:

Expenses paid directly by the shareholder:

Shareholder Fees — these include sales charges that you may pay when you buy or sell shares of a Fund.

Expenses paid indirectly by the shareholder:

Annual Fund Operating Expenses — expenses that cover the costs of operating a Fund.

Management Fee — a fee paid to the Investment Adviser for managing a Fund.

Administration Fee — a fee paid to the Administrator for providing administrative services to a Fund.

Distribution Fees — fees used to support a Fund’s marketing and distribution efforts, such as compensating financial advisers and other financial intermediaries, advertising and promotion.

Service (Account Maintenance) Fees — fees used to compensate securities dealers and other financial intermediaries for account maintenance activities.

2	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

MERRILL LYNCH LARGE CAP CORE FUND
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(b)

Management Fee(c)	0.50%

Distribution and/or Service (12b-1) Fees(d)	0.50%

Other Expenses (including transfer agency fees and Administration Fee)(e)(f)	0.54%

Total Annual Fund Operating Expenses	1.54%

(a)
In addition, Merrill Lynch may charge clients a processing fee (currently $5.35) when a client buys or sells Class R shares. See “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Funds’ Prospectus.

(b)	For each Fund, fees and expenses include the expenses of both the Fund and the applicable Portfolio of Master Large Cap Series Trust (the “Trust”) in which it invests.
(c)
Paid by the applicable Portfolio of the Trust. With respect to the Large Cap Growth Portfolio and the Large Cap Value Portfolio, the Trust pays the Investment Adviser a fee at the annual rate of 0.50% of the average daily net assets of the applicable Portfolio. With respect to the Large Cap Core Portfolio, the Trust pays the Investment Adviser a fee at the annual rate of 0.50% of the Portfolio’s average daily net assets not exceeding $1 billion and 0.45% of average daily net assets in excess of $1 billion.

(d)
The Funds call the “Service Fee” an “Account Maintenance Fee.” Account Maintenance Fee is the term used in the Funds’ Prospectus and in all other Fund materials. If you hold Class R shares over time, it may cost you more in distribution (12b-1) fees than the maximum sales charge that you would have paid if you were a shareholder of one of the other share classes.

(e)
Based on estimated amounts for the Funds’ most recent fiscal period. Financial Data Services, Inc., an affiliate of the Investment Adviser, provides transfer agency services to the Funds. Each Fund pays a fee for these services. The Investment Adviser or its affiliates also provide certain accounting services to the Funds and the Trust. The Funds and the Trust reimburse the Investment Adviser or its affiliates for such services.

(f)	Includes administration fees, which are payable to the Administrator by each Fund at the annual rate of 0.25% of that Fund’s average daily net assets.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.	3

Examples:

These examples are intended to help you compare the cost of investing in Class R shares of the Funds with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in a Fund for the time periods indicated, that your investment has a 5% return each year, that you pay the sales charges, if any, that apply to the particular class and that the Fund’s operating expenses remain the same. This assumption is not meant to indicate you will receive a 5% annual rate of return. Your annual return may be more or less than the 5% used in this example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

MERRILL LYNCH LARGE CAP GROWTH FUND

EXPENSES IF YOU  D I D REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$184	$569	$980	$2,127

EXPENSES IF YOU  D I D  N O T  REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$184	$569	$980	$2,127

MERRILL LYNCH LARGE CAP VALUE FUND

EXPENSES IF YOU  D I D REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$156	$483	$834	$1,824

EXPENSES IF YOU  D I D  N O T REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$156	$483	$834	$1,824

4	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

MERRILL LYNCH LARGE CAP CORE FUND

EXPENSES IF YOU  D I  D REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$157	$486	$839	$1,835

EXPENSES IF YOU  D I D  N O T REDEEM YOUR SHARES*:

	1 Year	3 Years	5 Years	10 Years

Class R	$157	$486	$839	$1,835

*For each Fund, includes both the expenses of the Fund and the applicable Portfolio.

MERRILL LYNCH SELECT PRICINGsm SYSTEM

With the addition of the Class R shares, each Fund offers five classes of shares. Investors in a Fund may choose from among Class A shares, Class B shares, Class C shares, Class D shares and Class R shares, subject to eligibility requirements.

Class R shares are available only to certain retirement plans. Your financial adviser can help you determine whether you are eligible to buy Class R shares.

Class R shares are not subject to an initial sales charge or a contingent deferred sales charge. However, Class R shares are subject to a distribution fee of 0.25% and an account maintenance fee of 0.25%.
To better understand the pricing of the Funds’ Class R shares, we have summarized the information below.

Class R

Availability	Available only to certain retirement plans.

Initial Sales Charge?	No. Entire purchase price is invested in the Fund’s Class R shares.

Deferred Sales Charge?	No.

Account Maintenance and Distribution Fees?	0.25% Account Maintenance Fee. 0.25% Distribution Fee.

Please see “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Funds’ current Prospectus and/or contact your financial adviser, selected securities dealer or other financial intermediary for more information about the purchase, sale, transfer or exchange of a Fund’s Class R shares.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.	5

CLASS C CONTINGENT DEFERRED SALES CHARGE WAIVER

The contingent deferred sales charge on Class C shares of a Fund may be reduced or waived for certain retirement plans in connection with redemptions of Class C shares.

6	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand each Fund’s financial performance for the periods shown. Certain information reflects the financial results for a single Fund share. The total returns in each table represent the rate an investor would have earned or lost on an investment in that Fund (assuming reinvestment of all dividends). The information has been audited by Deloitte & Touche LLP, whose report, along with each Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

LARGE CAP GROWTH FUND

	Class A				Class B
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,		For the Period December 22, 1999† to October 31,		For the Year Ended October 31,		For the Period December 22, 1999† to October 31,
	2002	2001	2000		2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$7.50	$11.35	$10.00		$7.37	$11.26	$10.00

Investment loss — net	(.05 )††	(.06 )††	(.02)		(.12 )††	(.14 )††	(.01)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(1.01)	(3.78)	1.37		(1.00)	(3.75)	1.27

Total from investment operations	(1.06)	(3.84)	1.35		(1.12)	(3.89)	1.26

Less distributions in excess of realized gain on investments from the Portfolio — net	—	(.01)	—		—	— ##	—

Net asset value, end of period	$6.44	$7.50	$11.35		$6.25	$7.37	$11.26

Total Investment Return:**

Based on net asset value per share	(14.13%)	(33.89%)	13.50	%#	(15.20%)	(34.54%)	12.60	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	1.29%	1.14%	1.38	%*	2.32%	2.17%	2.56	%*

Expenses†††	1.31%	1.14%	4.77	%*	2.34%	2.17%	4.14	%*

Investment loss — net	(.63%)	(.65%)	(1.04	%)*	(1.66%)	(1.67%)	(1.82	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$31,989	$23,112	$18,859		$83,726	$70,428	$47,370

Portfolio turnover from the Portfolio	177.46%	230.34%	94.75%		177.46%	230.34%	94.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocated expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.	7

FINANCIAL HIGHLIGHTS (continued)

LARGE CAP GROWTH FUND

	Class C				Class D
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,		For the Period December 22, 1999† to October 31,		For the Year Ended October 31,		For the Period December 22, 1999† to October 31,
	2002	2001	2000		2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$7.36	$11.25	$10.00		$7.47	$11.32	$10.00

Investment loss — net	(.12 )††	(.14 )††	(.01)		(.06 )††	(.07 )††	(.01)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(.99)	(3.75)	1.26		(1.02)	(3.78)	1.33

Total from investment operations	(1.11)	(3.89)	1.25		(1.08)	(3.85)	1.32

Less distributions in excess of realized gain on investments from the Portfolio — net	—	— ##	—		—	— ##	—

Net asset value, end of period	$6.25	$7.36	$11.25		$6.39	$7.47	$11.32

Total Investment Return:**

Based on net asset value per share	(15.08%)	(34.56%)	12.50	%#	(14.46%)	(33.98%)	13.20	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	2.33%	2.17%	2.56	%*	1.54%	1.38%	1.74	%*

Expenses†††	2.35%	2.17%	4.16	%*	1.56%	1.38%	3.94	%*

Investment loss — net	(1.67%)	(1.68%)	(1.83	%)*	(.88%)	(.90%)	(1.14	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$52,872	$39,167	$23,736		$15,874	$15,032	$7,540

Portfolio turnover from the Portfolio	177.46%	230.34%	94.75%		177.46%	230.34%	94.75%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocated expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

8	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS (continued)

LARGE CAP VALUE FUND

	Class A				Class B
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,		For the Period December 22, 1999† to October 31,		For the Year Ended October 31,		For the Period December 22, 1999† to October 31,
	2002	2001	2000		2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$10.67	$11.64	$10.00		$10.48	$11.54	$10.00

Investment income (loss) — net	.05 ††	.07 ††	—	##	(.03 )††	(.04 )††	(.01)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(.51)	(1.03)	1.64		(.52)	(1.02)	1.55

Total from investment operations	(.46)	(.96)	1.64		(.55)	(1.06)	1.54

Less dividends from return of capital — net	—	(.01)	—		—	— ##	—

Net asset value, end of period	$10.21	$10.67	$11.64		$9.93	$10.48	$11.54

Total Investment Return:**

Based on net asset value per share	(4.31)%	(8.21%)	16.40	%#	(5.25%)	(9.18%)	15.40	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	1.03%	1.04%	1.32	%*	2.05%	2.07%	2.55	%*

Expenses†††	1.03%	1.04%	5.32	%*	2.05%	2.07%	3.91	%*

Investment income (loss) — net	.76%	.60%	(.07	%)*	(.28%)	(.44%)	(1.05	%)*

Supplemental Data:
Net assets, end of period (in thousands)	$66,754	$42,641	$16,211		$174,623	$167,613	$36,037

Portfolio turnover from the Portfolio	136.92%	168.54%	81.99%		136.92%	168.54%	81.99%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocated expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.	9

FINANCIAL HIGHLIGHTS (continued)

LARGE CAP VALUE FUND

	Class C				Class D
	For the Year Ended October 31,	For the Year Ended October 31,	For the Period December 22, 1999† to October 31,		For the Year Ended October 31,	For the Year Ended October 31,	For the Period December 22, 1999† to October 31,
Increase (Decrease) in Net Asset Value:
	2002	2001	2000		2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$10.48	$11.54	$10.00		$10.62	$11.61	$10.00

Investment income (loss) — net	(.03 )††	(.04 )††	(.01)		.04 ††	.04 ††	—	##

Realized and unrealized gain (loss) on investments from the Portfolio — net	(.52)	(1.02)	1.55		(.52)	(1.02)	1.61

Total from investment operations	(.55)	(1.06)	1.54		(.48)	(.98)	1.61

Less dividends from return of capital — net	—	— ##	—		—	(.01)	—

Net asset value, end of period	$9.93	$10.48	$11.54		$10.14	$10.62	$11.61

Total Investment Return:**

Based on net asset value per share	(5.25%)	(9.18%)	15.40	%#	(4.52%)	(8.43%)	16.10	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	2.05%	2.07%	2.54	%*	1.28%	1.29%	1.74	%*

Expenses†††	2.05%	2.07%	4.05	%*	1.28%	1.29%	3.78	%*

Investment income (loss) — net	(.28%)	.45%	(1.04	%)*	.49%	.32%	(.25	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$95,895	$77,901	$15,885		$46,020	$37,190	$8.377

Portfolio turnover from the Portfolio	136.92%	168.54%	81.99%		136.92%	$168.54%	81.99%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocated expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

10	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

FINANCIAL HIGHLIGHTS (continued)

LARGE CAP CORE FUND

	Class A				Class B
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,	For the Year Ended October 31,	For the Period December 22, 1999† to October 31,		For the Year Ended October 31,	For the Year Ended October 31,	For the Period December 22, 1999† to October 31,
	2002	2001	2000		2002	2001	2000

Per Share Operating Performance:

Net asset value, beginning of period	$9.10	$11.77	$10.00		$8.93	$11.67	$10.00

Investment income (loss) — net	.03 ††	.02 ††	(.01)		(.06 )††	(.08 )††	(.01)

Realized and unrealized gain (loss) on investments from the Portfolio — net	(.82)	(2.69)	1.78		(.80)	(2.66)	1.68

Total from investment operations	(.79)	(2.67)	1.77		(.86)	(2.74)	1.67
Less distributions in excess of realized gain on investments from the Portfolio — net	—	— ##	—		—	— ##	—

Net asset value, end of period	$8.31	$9.10	$11.77		$8.07	$8.93	$11.67

Total Investment Return:**

Based on net asset value per share	(8.68%)	(22.65%)	17.70	%#	(9.63%)	(23.47%)	16.70	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	1.04%	1.05%	1.21	%*	2.07%	2.06%	2.37	%*

Expenses†††	1.04%	1.05%	3.11	%*	2.07%	2.06%	2.70	%*

Investment income (loss) — net	.33%	.21%	(.52	%)*	(.64%)	(.80%)	(1.33	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$214,953	$76,674	$33,886		$329,121	$159,287	$85,036

Portfolio turnover from the Portfolio	150.18%	162.28%	79.18%		150.18%	162.28%	79.18%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocated expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.	11

FINANCIAL HIGHLIGHTS (concluded)

LARGE CAP CORE FUND

	Class C				Class D
Increase (Decrease) in Net Asset Value:	For the Year Ended October 31,	For the Year Ended October 31,	For the Period December 22, 1999† to October 31,		For the Year Ended October 31,	For the Year Ended October 31,		For the Period December 22, 1999† to October 31,
	2002	2001	2000		2002	2001		2000

Per Share Operating Performance:

Net asset value, beginning of period	$8.93	$11.67	$10.00		$9.06	$11.74		$10.00

Investment income (loss) — net	(.06 )††	(.08 )††	(.01)		.01 ††	—	††##	—	##

Realized and unrealized gain (loss) on investments from the Portfolio — net	(.80)	(2.66)	1.68		(.82)	(2.68)		1.74

Total from investment operations	(.86)	(2.74)	1.67		(.81)	(2.68)		1.74
Less distributions in excess of realized gain on investments from the Portfolio — net	—	— ##	—		—	—	##	—

Net asset value, end of period	$8.07	$8.93	$11.67		$8.25	$9.06		$11.74

Total Investment Return:**

Based on net asset value per share	(9.63%)	(23.47%)	16.70	%#	(8.94%)	(22.80%)		17.40	%#

Ratios to Average Net Assets:

Expenses, net of reimbursement†††	2.07%	2.07%	2.35	%*	1.28%	1.32%		1.59	%*

Expenses†††	2.07%	2.07%	2.80	%*	1.28%	1.32%		2.10	%*

Investment income (loss) — net	(.66%)	(.81%)	(1.34	%)*	.10%	(.05%)		(.59	%)*

Supplemental Data:

Net assets, end of period (in thousands)	$178,459	$86,694	$41,028		$136,552	$84,891		$25,627

Portfolio turnover from the Portfolio	150.18%	162.28%	79.18%		150.18%	162.28%		79.18%

*	Annualized.
**	Total investment returns exclude the effects of sales charges.
†	Commencement of operations.
††	Based on average shares outstanding.
†††	Includes the Fund’s share of the Portfolio’s allocates expenses.
#	Aggregate total investment return.
##	Amount is less than $.01 per share.

12	MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.

Code:    LCS-PR-19076-0102STK

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC.
Merrill Lynch Large Cap Growth Fund
Merrill Lynch Large Cap Value Fund
Merrill Lynch Large Cap Core Fund

AMENDMENT DATED JANUARY 1, 2003
TO STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 14, 2002

Effective January 1, 2003, Merrill Lynch Large Cap Growth Fund, Merrill Lynch Large Cap Value Fund, and Merrill Lynch Large Cap Core Fund, each a series of Merrill Lynch Large Cap Series Funds, Inc. (the “Corporation”), began offering Class R shares to certain qualified investors. Features of the Funds’ Class R shares are described in the amendment dated January 1, 2003 to the Funds’ Prospectus dated January 14, 2002. This amendment to the Funds’ Statement of Additional Information provides certain updated financial information as of each Fund’s fiscal year ended October 31, 2002.

MANAGEMENT OF THE FUNDS

Compensation of Directors/Trustees

Master Large Cap Trust (the “Trust”) pays fees to each non-interested Director/Trustee for service to the Corporation and the Trust. Each non-interested Director/Trustee receives a combined fee of $1,620 per year plus $125 per in person Board meeting and $125 per in person Audit Committee (“Committee”) meeting attended for Merrill Lynch Large Cap Growth Fund, a combined fee of $1,260 per year plus $80 per in person Board meeting and $80 per in person Committee meeting attended for Merrill Lynch Large Cap Value Fund, and a combined fee of $1,620 per year plus $125 per in person Board meeting and $125 per in person Committee meeting attended for Merrill Lynch Large Cap Core Fund. The Trust reimburses each non-interested Director/Trustee for out-of-pocket expenses relating to attendance at Board and Committee meetings. During the fiscal year ended October 31, 2002, the Committee met four times.

The following table shows the compensation earned by the non-interested Directors/Trustees for the fiscal year ended October 31, 2002, and the aggregate compensation paid to them from all registered investment companies advised by Merrill Lynch Investment Managers, L.P. (“MLIM”) and its affiliate Fund Asset Management, L.P. (“MLIM/FAM-advised funds”) for the calendar year ended December 31, 2001.

Name	Position with Corporation/Trust	Compensation from Corporation/ Trust	Pension or Retirement Benefits Accrued as Part of Corporation/ Trust Expense	Estimated Annual Benefits upon Retirement	Aggregate Compensation from Corporation/Trust and Other MLIM/FAM— Advised Funds
James H. Bodurtha*	Director/Trustee	$3,884	None	None	$160,000
Joe Grills*†	Director/Trustee	$1,445	None	None	$259,500
Herbert I. London	Director/Trustee	$3,884	None	None	$160,000
André F. Perold	Director/Trustee	$3,884	None	None	$160,000
Roberta C. Ramo	Director/Trustee	$3,884	None	None	$222,000
Robert S. Salomon, Jr.†	Director/Trustee	$1,445	None	None	$222,000
Melvin R. Seiden†	Director/Trustee	$1,445	None	None	$222,000
Stephen B. Swensrud†	Director/Trustee	$1,445	None	None	$406,083

*	Co-Chairman of the Committee.
†	Elected to the Board of Directors/Trustees as of April 15, 2002.

The Directors of the Corporation and the Trustees of the Trust may be eligible for reduced sales charges on purchases of Class A shares of the Funds. See “Reduced Initial Sales Charges — Purchase Privileges of Certain Persons.”

Management and Advisory Arrangements

Investment Advisory Services and Advisory Fee.    Each Fund invests all of its assets in shares of the corresponding Portfolio of the Trust. Accordingly, the Funds do not invest directly in portfolio securities and do not require investment advisory services. All portfolio management occurs at the Trust level. The Trust, on behalf of each Portfolio, has entered into an investment advisory agreement with FAM, as Investment Adviser (the “Investment Advisory Agreement”). As discussed in “Management of the Funds” in the Prospectus, the Investment Adviser receives for its services to the Large Cap Growth Portfolio and Large Cap Value Portfolio monthly compensation at the annual rate of 0.50% of the average daily net assets of each Portfolio. With respect to the Large Cap Core Portfolio, the Investment Adviser receives monthly compensation at the annual rate of 0.50% of the average daily net assets not exceeding $1 billion and 0.45% of average daily net assets in excess of $1 billion.

The table below sets forth information about the total investment advisory fee paid by each Portfolio to the Investment Adviser and the amount of any fee waiver for the period indicated.

	Fiscal Year Ended October 31, 2002		Fiscal Year Ended October 31, 2001		For the Period December 22, 1999 (commencement of operations) to October 31, 2000
	Investment Advisory Fee	Fee Waived	Investment Advisory Fee	Fee Waived	Investment Advisory Fee	Fee Waived
Large Cap Growth Fund	$877,207	$0	$873,576	$0	$58,385	$40,528
Large Cap Value Fund	$1,995,048	$0	$1,478,089	$0	$49,466	$26,072
Large Cap Core Fund	$3,222,406	$0	$1,861,524	$0	$108,093	$11,832

The Investment Adviser has also entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with Merrill Lynch Asset Management U.K. Limited (“MLAM UK”) pursuant to which MLAM UK provides investment advisory services to the Investment Adviser with respect to the Trust. Under the Sub-Advisory Agreement, the Investment Adviser may pay MLAM UK a fee for providing such services, but the sub-advisory fee will not exceed the amount the Investment Adviser actually receives under the Advisory Agreement. The following entities may be considered “controlling persons” of MLAM UK: Merrill Lynch Europe PLC (MLAM UK’s parent), a subsidiary of Merrill Lynch International Holdings, Inc., a subsidiary of Merrill Lynch International, Inc. a subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”) For the fiscal years ended October 31, 2002 and 2001, and for the period from December 22, 1999 to October 31, 2000, the Investment Adviser did not pay any fees to MLAM UK pursuant to this agreement.

Duration and Termination of Investment Advisory and Sub-Advisory Agreements.    Unless earlier terminated as described below, the Investment Advisory Agreement and the Sub-Advisory Agreement will each remain in effect for two years from its effective date. Thereafter, they will remain in effect from year to year if approved annually (a) by the Board of Trustees or by a majority of the outstanding shares of the applicable Portfolio and (b) by a majority of the Trustees who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contracts are not assignable and may be terminated with respect to the applicable Portfolio without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of that Portfolio.

In connection with its consideration of the Investment Advisory Agreement, the Board reviewed information derived from a number of sources and covering a range of issues. The Board considered the services provided to each Portfolio by the Investment Adviser under the Investment Advisory Agreement, as well as other services provided by the Investment Adviser and its affiliates under other agreements, and the personnel who provide these services. In addition to investment advisory services, the Investment Adviser and its affiliates provide administrative services, shareholder services, oversight of fund accounting, marketing services, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of each Portfolio. The Board also considered the Investment Adviser costs of providing services, and the direct and indirect benefits to the Investment Adviser from its relationship with each Portfolio. The benefits considered by the Board included not only the Investment Adviser’s compensation for investment advisory services and the

Investment Adviser’s profitability under the Advisory Agreement, but also the compensation paid to the Investment Adviser or its affiliates for other, non-advisory, services provided to each Portfolio. The Board also considered the Investment Adviser’s access to research services from brokers to which the Investment Adviser may have allocated Fund brokerage in a “soft dollar” arrangement. In connection with its consideration of the Investment Advisory Agreement, the Board also compared the Portfolio’s advisory fee rate, expense ratios and historical performance to those of comparable funds investing in corporate loans and similar instruments. Based in part on this comparison, and taking into account the various services provided to the Portfolio by the Investment Adviser and its affiliates, the Board concluded that the advisory fee rate was reasonable. The Board considered whether there should be changes in the advisory fee rate or structure in order to enable the Portfolio to participate in any economies of scale that the Investment Adviser may experience as a result of growth in the Portfolio’s assets.

Based on the information reviewed and the discussions, the Board, including a majority of the non-interested Trustees, concluded that it was satisfied that the advisory fee rate was reasonable in relation to the services provided. The non-interested Trustees were represented by independent counsel who assisted them in their deliberations.

Administration Arrangements

Administrative Services and Administrative Fee.    The Corporation, on behalf of itself and each Fund, has entered into an administration agreement with FAM (in such capacity, the “Administrator”) as Administrator (the “Administration Agreement”). The Administrator receives for its services to the Corporation and each Fund monthly compensation at the annual rate of 0.25% of the average daily net assets of each Fund.

The table below sets forth information about the total administration fees paid by the Fund to the Administrator or waived by the Administrator for the periods indicated.

	Administration Fee			Waiver**
Period	Large Cap Growth	Large Cap Value	Large Cap Core	Large Cap Growth	Large Cap Value	Large Cap Core
Fiscal Year ended October 31, 2002	$435,552	$988,509	$1,581,460	$38,136	$0	$0
Fiscal Year ended October 31, 2001*	$321,365	$610,599	$717,134	$1,903	$0	$0
December 22, 1999 (commencement of operations) to October 31, 2000	N/A	N/A	N/A	N/A	N/A	N/A

*	The Administration Agreement between Merrill Lynch Large Cap Series Funds, Inc. and FAM became effective on January 17, 2001.
**
With respect to each Fund, the Investment Adviser has entered into a contractual arrangement with either the Fund or the Portfolio as necessary to ensure that expenses incurred by each class of shares of the Fund will not exceed 1.50% (exclusive of distribution and/or account maintenance fees). The arrangement has a one-year term and is renewable.

Unless earlier terminated as described below, the Administration Agreement will remain in effect for two years from its effective date. Thereafter, it will remain in effect from year to year if approved annually (a) by the Board of Directors and (b) by a majority of the Directors who are not parties to such contract or interested persons (as defined in the Investment Company Act) of any such party. Such contract is not assignable and may be terminated without penalty on 60 days’ written notice at the option of either party thereto or by the vote of the shareholders of the Corporation.

Transfer Agency Services.    Financial Data Services, Inc. (“FDS”) a subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”), acts as the Fund’s Transfer Agent pursuant to a Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement (the “Transfer Agency Agreement”). Pursuant to the Transfer Agency Agreement, the Transfer Agent is responsible for the issuance, transfer and redemption of shares and the opening and maintenance of shareholder accounts. Each Fund currently pays between $16.00 and $20.00 for each Class A or Class D shareholder account, between $19.00 and $23.00 for each Class B or Class C shareholder account, (depending on the level of service required) and $16.00 for each Class R shareholder account. The Fund also reimburses the Transfer Agent’s reasonable out-of-pocket expenses and pays a fee of 0.10% of account assets for certain accounts that participate in certain fee-based programs. For purposes of the Transfer Agency Agreement, the term “account” includes a shareholder account maintained directly by the Transfer Agent and any other account representing the beneficial interest of a person in the relevant share class on a recordkeeping system, provided the recordkeeping system is maintained by a subsidiary of ML & Co.

The table below sets forth the Transfer Agent fees paid by the Fund for the periods indicated.

	Fiscal Year Ended October 31, 2002	Fiscal Year Ended October 31, 2001	For the Period December 22, 1999 (commencement of operations) to October 31, 2000
	Transfer Agency Fees	Transfer Agency Fees*	Transfer Agency Fees*
Large Cap Growth Fund	$430,556	$179,047	$1,241
Large Cap Value Fund	$546,700	$243,783	$1,879
Large Cap Core Fund	$950,547	$349,771	$1,260

*
During the fiscal year ended October 31, 2000 and the period from November 1, 2000 to August 30, 2001, the Fund paid fees to the Transfer Agent at lower rates than the ones currently in effect. If the current rates had been in effect for these periods, the fees paid may have been higher. The current rates became effective on August 30, 2001.

Accounting Services.    The Trust and the Funds entered into an agreement with State Street Bank and Trust Company (“State Street”) pursuant to which State Street provides certain accounting services to the Trust and the Funds. The Trust and the Funds pay a fee for these services. Prior to January 1, 2001, the Investment Adviser provided accounting services to the Trust and the Funds and was reimbursed by the Trust and the Funds at its cost in connection with such services. The Investment Adviser continues to provide certain accounting services to the Trust and the Funds and they reimburse the Investment Adviser for these services.

The table below shows the amounts paid by the Trust to State Street and to the Investment Adviser for the periods indicated:

	Fiscal Year Ended October 31, 2002		Fiscal Year Ended October 31, 2001			For the Period December 22, 1999 (commencement of operations) to October 31, 2000
	Paid to State Street*	Paid to the Investment Adviser	Paid to State Street*		Paid to the Investment Adviser	Paid to State Street*	Paid to the Investment Adviser
Large Cap Growth Fund	$138,072	$11,416	$128,976	**	$29,674	N/A	$38,579
Large Cap Value Fund	$194,037	$20,088	$155,755	**	$53,445	N/A	$21,369
Large Cap Core Fund	$250,988	$22,196	$164,466		$95,866	N/A	$21,881

*	For providing services to the Trust and the Funds.
**	Represents payments pursuant to the agreement with State Street commencing on January 1, 2001.

The table below shows the amounts paid by the Fund to State Street and to the Investment Adviser for the periods indicated:

	Fiscal Year Ended October 31, 2002		Fiscal Year Ended October 31, 2001		For the Period December 22, 1999 (commencement of operations) to October 31, 2000
	Paid to State Street	Paid to the Investment Adviser	Paid to State Street	Paid to the Investment Adviser	Paid to State Street	Paid to the Investment Adviser
Large Cap Growth Fund	$0	$0	$0	$566	N/A	$2,120
Large Cap Value Fund	$0	$0	$0	$424	N/A	$2,120
Large Cap Core Fund	$0	$0	$0	$566	N/A	$2,120

PURCHASE OF SHARES

Reference is made to “Your Account — How to Buy, Sell, Transfer and Exchange Shares” in the Prospectus for certain information as to the purchase of Fund shares.

The Fund offers five classes of shares under the Merrill Lynch Select PricingSM System: shares of Class A and Class D are sold to investors choosing the initial sales charge alternatives, shares of Class B and Class C are sold to investors choosing the deferred sales charge alternatives and Class R shares are sold only to certain retirement plans. Each Class A, Class B, Class C, Class D or Class R share of the Fund represents an identical interest in the investment portfolio of the Fund and has the same rights, except that Class B, Class C, Class D and Class R shares bear the expenses of the ongoing account maintenance fees (also known as service fees) and Class B, Class C and Class R shares bear the expenses of the ongoing distribution fees. Class B and Class C shares also bear the additional incremental transfer agency costs resulting from the deferred sales charge arrangements. The contingent deferred sales charges (“CDSCs”) that are imposed on the Class B and Class C shares, the distribution fees that are imposed on the Class B, Class C and Class R shares and the account maintenance fees that are imposed on Class B, Class C, Class D and Class R shares are imposed directly against those classes and not against all assets of the Fund and, accordingly, such charges do not affect the net asset value of any other class or have any impact on investors choosing another sales charge option. Dividends paid by the Fund for each class of shares are calculated in the same manner at the same time and differ only to the extent that account maintenance and distribution fees and any incremental transfer agency costs relating to a particular class are borne exclusively by that class. Each class has different exchange privileges. See “Shareholder Services — Exchange Privilege.”

Initial Sales Charge Alternatives — Class A and Class D Shares

Investors who prefer an initial sales charge alternative may elect to purchase Class D shares or, if an eligible investor, Class A shares. See “Purchase of Shares — Initial Sales Charge Alternatives — Class A and Class D Shares” in the Statement of Additional Information.

Class A and Class D Sales Charge Information

Merrill Lynch Large Cap Growth Fund

Class A Shares

Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$207	$10	$197	$0
For the fiscal year ended October 31, 2001	$66	$1	$65	$0
December 22, 1999 (commencement of operations) to October 31, 2000	$0	$0	$0	$0

Class D Shares
Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$60,841	$3,431	$57,410	$1,638
For the fiscal year ended October 31, 2001	$176,804	$6,507	$170,297	$0
December 22, 1999 (commencement of operations) to October 31, 2000	$217,485	$1,540	$215,945	$0

Merrill Lynch Large Cap Value Fund

Class A Shares

Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$150	$8	$142	$0
For the fiscal year ended October 31, 2001	$710	$32	$0	$0
December 22, 1999 (commencement of operations) to October 31, 2000	$0	$0	$0	$0

Class D Shares
Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$123,908	$7,708	$116,200	$0
For the fiscal year ended October 31, 2001	$411,138	$19,158	$391,980	$960
December 22, 1999 (commencement of operations) to October 31, 2000	$139,940	$812	$391,980	$0

Merrill Lynch Large Cap Core Fund

Class A Shares

Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$3,677	$217	$3,460	$0
For the fiscal year ended October 31, 2001	$442	$21	$421	$4,180
December 22, 1999 (commencement of operations) to October 31, 2000)	$8,938	$755	$8,183	$0

Class D Shares
Period	Gross Sales Charges Collected	Sales Charges Retained by Distributor	Sales Charges Paid to Merrill Lynch	CDSCs Received on Redemption of Load-Waived Shares
For the fiscal year ended October 31, 2002	$217,003	$12,648	$204,355	$789
For the fiscal year ended October 31, 2001	$396,588	$14,032	$382,555	$610
December 22, 1999 (commencement of operations) to October 31, 2000	$310,089	$2,171	$307,918	$0

The Distributor may reallow discounts to selected securities dealers and other financial intermediaries and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers and other financial intermediaries. Since securities dealers and other financial intermediaries selling Class A and Class D shares of the Fund will receive a concession equal to most of the sales charge, they may be deemed to be underwriters under the Securities Act.

Deferred Sales Charge Alternatives — Class B and Class C Shares

Investors choosing the deferred sales charge alternatives should consider Class B shares if they intend to hold their shares for an extended period of time and Class C shares if they are uncertain as to the length of time they intend to hold their assets in Merrill Lynch Select PricingSM Funds.

Class B and Class C Sales Charge Information

Merrill Large Cap Growth Fund

Class B Shares*

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$478,306	$478,306
For the fiscal year ended October 31, 2001	$337,166	$337,166
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$140,845	$140,845

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

Class C Shares

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$18,201	$18,201
For the fiscal year ended October 31, 2001	$80,500	$80,500
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$27,969	$27,969

Merrill Large Cap Value Fund

Class B Shares*

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$577,519	$577,519
For the fiscal year ended October 31, 2001	$215,302	$215,302
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$506	$506

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

Class C Shares

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$26,119	$26,119
For the fiscal year ended October 31, 2001	$46,168	$46,168
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$29	$29

Merrill Lynch Large Cap Core Fund

Class B Shares*

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$2,115,327	$2,115,327
For the fiscal year ended October 31, 2001	$2,375,784	$2,375,784
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$2,360,748	$2,360,748

*	Additional Class B CDSCs payable to the Distributor may have been waived or converted to a contingent obligation in connection with a shareholder’s participation in certain fee-based programs.

Class C Shares

Period	CDSCs Received by Distributor	CDSCs Paid to Merrill Lynch
For the fiscal year ended October 31, 2002	$44,996	$44,996
For the fiscal year ended October 31, 2001	$83,290	$83,290
For the period from December 22, 1999 (commencement of operations to October 31, 2000)	$141,981	$141,981

Merrill Lynch compensates its Financial Advisors for selling Class B and Class C shares at the time of purchase from its own funds. Proceeds from the CDSC and the distribution fee are paid to the Distributor and are used in whole or in part by the Distributor to defray the expenses of dealers and other financial intermediaries (including Merrill Lynch) related to providing distribution-related services to the Fund in connection with the sale of the Class B and Class C shares, such as the payment of compensation to financial advisors for selling Class B and Class C shares from a dealer’s own funds. The combination of the CDSC and the ongoing distribution fee facilitates the ability of the Fund to sell the Class B and Class C shares without a sales charge being deducted at the time of purchase. See “Distribution Plans” in the Statement of Additional Information. Imposition of the CDSC and the distribution fee on Class B and Class C shares is limited by the National Association of Securities Dealers, Inc. (“NASD”) asset-based sales charge rule. See “Limitations on the Payment of Deferred Sales Charges” below.

Limitations on the Payment of Deferred Sales Charges

The maximum sales charge rule in the Conduct Rules of the NASD imposes a limitation on certain asset-based sales charges such as the distribution fee and the CDSC borne by the Class B and Class C shares but not the account maintenance fee. The maximum sales charge rule is applied separately to each class. As applicable to the Fund, the maximum sales charge rule limits the aggregate of distribution fee payments and CDSCs payable by the Fund to (1) 6.25% of eligible gross sales of Class B shares and Class C shares, computed separately

(defined to exclude shares issued pursuant to dividend reinvestments and exchanges), plus (2) interest on the unpaid balance for the respective class, computed separately, at the prime rate plus 1% (the unpaid balance being the maximum amount payable minus amounts received from the payment of the distribution fee and the CDSC). In connection with the Class B shares, the Distributor has voluntarily agreed to waive interest charges on the unpaid balance in excess of 0.50% of eligible gross sales. Consequently, the maximum amount payable to the Distributor (referred to as the “voluntary maximum”) in connection with the Class B shares is 6.75% of eligible gross sales. The Distributor retains the right to stop waiving the interest charges at any time. To the extent payments would exceed the voluntary maximum, the Fund will not make further payments of the distribution fee with respect to Class B shares and any CDSCs will be paid to the Fund rather than to the Distributor; however, the Fund will continue to make payments of the account maintenance fee. In certain circumstances the amount payable pursuant to the voluntary maximum may exceed the amount payable under the NASD formula. In such circumstances payment in excess of the amount payable under the NASD formula will not be made. The following table sets forth comparative information as of October 31, 2002 with respect to the Class B and Class C shares of the Fund indicating the maximum allowable payments that can be made under the NASD maximum sales charge rule and, with respect to the Class B shares, the Distributor’s voluntary maximum.

	Class B Shares for the Period from December 22, 1999† to October 31, 2002 Data Calculated as of October 31, 2002
	(in thousands)
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charges(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Large Cap Growth Fund
Under NASD Rule as Adopted	$276,533	$18,013	$2,919	$20,933	$3,720	$17,213	$630
Under Distributor’s Voluntary Waiver	$276,533	$18,013	$653	$18,666	$3,720	$14,946	$630
Large Cap Value Fund
Under NASD Rule as Adopted	$156,833	$10,276	$961	$11,237	$3,314	$7,923	$1,294
Under Distributor’s Voluntary Waiver	$156,833	$10,276	$310	$10,586	$3,314	$7,272	$1,294
Large Cap Core Fund
Under NASD Rule as Adopted	$761,776	$47,768	$10,005	$57,773	$21,466	$36,307	$2,428
Under Distributor’s Voluntary Waiver	$761,776	$47,768	$3,652	$51,420	$21,466	$29,954	$2,428

	Class C Shares for the Period from December 22, 1999† to October 31, 2002 Data Calculated as of October 31, 2002
	(in thousands)
	Eligible Gross Sales(1)	Allowable Aggregate Sales Charges(2)	Allowable Interest on Unpaid Balance(3)	Maximum Amount Payable	Amounts Previously Paid to Distributor(4)	Aggregate Unpaid Balance	Annual Distribution Fee at Current Net Asset Level(5)
Large Cap Growth Fund
Under NASD Rule as Adopted	$154,931	$9,735	$1,411	$11,145	$1,452	$9,693	$388
Large Cap Value Fund
Under NASD Rule as Adopted	$102,599	$6,559	$556	$7,115	$1,275	$5,840	$696
Large Cap Core Fund
Under NASD Rule as Adopted	$485,472	$30,455	$6,238	$36,692	$7,230	$29,462	$1,304

†	Commencement of operations.
(1)	Purchase price of all eligible Class B or Class C shares sold during the periods indicated other than shares acquired through dividend reinvestment and the exchange privilege.
(2)
Includes amounts attributable to exchanges from Summit Cash Reserves Fund (“Summit”) which are not reflected in Eligible Gross Sales. Shares of Summit can only be purchased by exchange from another fund (the “redeemed fund”). Upon such an exchange, the maximum allowable sales charge payment to the redeemed fund is reduced in accordance with the amount of the redemption. This amount is then added to the maximum allowable sales charge payment with respect to Summit. Upon an exchange out of Summit, the remaining balance of this amount is deducted from the maximum allowable sales charge payment to Summit and added to the maximum allowable sales charge payment to the fund into which the exchange is made.

(3)	Interest is computed on a monthly basis based upon the prime rate, as reported in The Wall Street Journal, plus 1.0%, as permitted under the NASD Rule.
(4)
Consists of CDSC payments, distribution fee payments and accruals. See “Key Facts — Fees and Expenses” in the Prospectus. This figure may include CDSCs that were deferred when a shareholder redeemed shares prior to the expiration of the applicable CDSC period and invested the proceeds, without the imposition of a sales charge, in Class A shares in conjunction with the shareholder’s participation in the Merrill Lynch Mutual Fund Advisor (Merrill Lynch MFATM) Program (the “MFA Program”). The CDSC is booked as a contingent obligation that may be payable if the shareholder terminates participation in the MFA Program.

(5)
Provided to illustrate the extent to which the current level of distribution fee payments (not including any CDSC payments) is amortizing the unpaid balance. No assurance can be given that payments of the distribution fee will reach either the voluntary maximum (with respect to Class B shares) or the NASD maximum (with respect to Class B and Class C shares).

Distribution Plans

Set forth below is information regarding distribution revenues and expenses relating to the Class B and Class C shares of each Fund.

	Class B Shares
	Direct Cash Distribution Revenues Exceed Direct Cash Distribution Expenses from December 22, 1999† to October 31, 2002	Percentage of Class B Average Net Assets at October 31, 2002
Large Cap Growth Fund	$373,461	0.36%
Large Cap Value Fund	$1,627,080	0.84%
Large Cap Core Fund	$13,976,849	3.58%

	Class C Shares
	Direct Cash Distribution Revenues Exceed Direct Cash Distribution Expenses from December 22, 1999† to October 31, 2002	Percentage of Class C Average Net Assets at October 31, 2002
Large Cap Growth Fund	$1,162,882	2.01%
Large Cap Value Fund	$1,069,973	1.14%
Large Cap Core Fund	$6,212,076	3.20%

†	Commencement of operations.

The Corporation has entered into a distribution agreement with the Distributor in connection with the continuous offering of each class of shares of each Fund (the “Distribution Agreement”). Each Fund pays the Distributor a fee pursuant to each Class Distribution Plan. The table below sets forth the distribution fees which were paid by each Fund for the most recent fiscal year pursuant to each Class Distribution Plan.

For the Fiscal Year Ended October 31, 2002

Distribution Fees*

	Class B Shares		Class C Shares		Class D Shares
	Amount Paid	Avg. Net Assets	Amount Paid	Avg. Net Assets	Amount Paid	Avg. Net Assets
Large Cap Growth Fund	$826,922	82.7 million	$485,586	48.6 million	$39,606	15.8 million
Large Cap Value Fund	$1,926,566	192.7 million	$935,329	93.5 million	$127,125	50.9 million
Large Cap Core Fund	$2,207,218	220.7 million	$1,254,208	125.4 million	$288,733	115.5 million

*
Since the inception date for Class R Shares was January 1, 2003, no account maintenance fees or distribution fees were paid pursuant to the Class R Distribution Plan for the fiscal year ended October 31, 2002.

Computation of Offering Price Per Share

An illustration of the computation of the offering price for Class A, Class B, Class C, and Class D shares of each Fund based on the value of each Fund’s net assets and number of shares outstanding as of October 31, 2002 is set forth below. Since the inception date for Class R shares was January 1, 2003, information with respect to Class R shares is not included.

Large Cap Growth Fund

	Class A	Class B	Class C	Class D
Net Assets	$31,988,535	$83,726,436	$52,871,475	$15,874,261
Number of Shares Outstanding	4,969,548	13,386,314	8,462,220	2,485,015
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$6.44	$6.25	$6.25	$6.39
Sales Charge (for Class A and Class D shares: 5.25% of offering price; 5.54% of net asset value per share)*	.36	**	**	.35
Offering Price	$6.80	$6.25	$6.25	$6.74

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Corporation’s Statement of Additional Information.

Large Cap Value Fund

	Class A	Class B	Class C	Class D
Net Assets	$66,753,997	$174,623,470	$95,894,506	$46,020,239
Number of Shares Outstanding	6,539,705	17,586,356	9,659,200	4,540,301
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$10.21	$9.93	$9.93	$10.14
Sales Charge (for Class A and Class D shares: 5.25% of offering price; 5.54% of net asset value per share)*	.57	**	**	.56
Offering Price	$10.78	$9.93	$9.93	$10.70

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.
**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Corporation’s Statement of Additional Information.

Large Cap Core Fund

	Class A	Class B	Class C	Class D
Net Assets	$214,952,692	$329,121,447	$178,459,522	$136,551,772
Number of Shares Outstanding	25,881,345	40,796,410	22,121,738	16,555,036
Net Asset Value Per Share (net assets divided by number of shares outstanding)	$8.31	$8.07	$8.07	$8.25
Sales Charge (for Class A and Class D shares: 5.25% of offering price; 5.54% of net asset value per share)*	.46	**	**	.46
Offering Price	$8.77	$8.07	$8.07	$8.71

*	Rounded to the nearest one-hundredth percent; assumes maximum sales charge is applicable.

**
Class B and Class C shares are not subject to an initial sales charge but may be subject to a CDSC on redemption of shares. See “Purchase of Shares — Deferred Sales Charge Alternatives — Class B and Class C Shares” in the Corporation’s Statement of Additional Information.

Information about the brokerage commissions paid by each Fund, including commissions paid to Merrill Lynch, is set forth in the following table:

Brokerage Commissions:

	Fiscal Year Ended October 31, 2002		Fiscal Year Ended October 31, 2001		For the Period from December 22, 1999* to October 31, 2000
	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch	Aggregate Brokerage Commission Paid	Commission Paid to Merrill Lynch
Large Cap Growth Fund	$227,531	$0	$682,026	$1,710	$40,369	$0
Large Cap Value Fund	$416,025	$0	$923,412	$1,980	$56,252	$0
Large Cap Core Fund	$845,792	$0	$1,035,363	$2,040	$101,964	$0

*	Commencement of operations.

For the fiscal year ended October 31, 2002, the brokerage commissions paid to Merrill Lynch by each Fund represented 0% of the aggregate brokerage commissions paid and involved 0% of each Fund’s dollar amount of transactions involving payment of commissions during the year.

Because of the affiliation of Merrill Lynch with the Investment Adviser, the Fund is prohibited from engaging in certain transactions involving Merrill Lynch or its affiliates except for brokerage transactions permitted under the Investment Company Act involving only usual and customary commissions or transactions pursuant to an exemptive order under the Investment Company Act. Without such an exemptive order, the Fund would be prohibited from engaging in portfolio transactions with Merrill Lynch or any of its affiliates acting as principal.

The Fund has received an exemptive order from the Commission permitting it to lend portfolio securities to Merrill Lynch or its affiliates. Pursuant to that order, each Fund also has retained an affiliated entity of the Investment Adviser as the securities lending agent for a fee, including a fee based on a share of the returns on investment of cash collateral. That entity may, on behalf of each Fund, invest cash collateral received by each Fund for such loans, among other things, in a private investment company managed by that entity or in registered money market funds advised by the Investment Adviser or its affiliates. For the fiscal year ended October 31, 2002, that affiliated entity received $11,503 in securities lending agent fees from Large Cap Growth Fund, $30,762 in securities lending agent fees from Large Cap Value Fund, and $55,187 in securities lending agent fees from Large Cap Core Fund.

FINANCIAL STATEMENTS

The financial statements of the Fund are incorporated into the Fund’s Statement of Additional Information by reference to the Fund’s 2002 Annual Report. You may request a copy of the Fund’s Annual Report at no charge by calling (800) 637-3863 between 8:30 a.m. and 5:30 p.m. Eastern time on any business day.

SAI-19077-0102STK

PART C. OTHER INFORMATION

Item 23. Exhibits.

Exhibit Number

1	(a)	— Articles of Incorporation of the Registrant, filed October 20, 1999.(a)

1	(b)	— Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock, dated December 9, 2002

2		— By-Laws of the Registrant.(a)

3	(a)	— Portions of the Articles of Incorporation and By-Laws of the Registrant defining the rights of holders of shares of common stock of the Registrant.(b)

4		— Not Applicable.

5		— Form of Distribution Agreement between the Registrant and FAM Distributors, Inc. (the “Distributor”).(d)

6		— None.

8	(a)(1)	— Form of Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement between the Registrant and Financial Data Services, Inc.(c)

	(a)(2)	— Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(g)

	(a)(3)	— Form of Amendment to the Transfer Agency, Dividend Disbursing Agency and Shareholder Servicing Agency Agreement.(k)

	(b)	— Form of License Agreement relating to use of name between the Registrant and Merrill Lynch & Co.(c)

	(c)	— Form of Administration Agreement between the Registrant and Fund Asset Management, L.P.(h)

	(d)	— Form of Administrative Services Agreement between the Registrant and State Street Bank and Trust Company. (i)

	(e)	— Form of Securities Lending Agreement.(j)

9		— Opinion of Brown & Wood LLP, counsel for the Registrant.(c)

10		— Consent of Deloitte & Touche LLP, independent auditors for the Registrant.

11		— None.

12		— Certificate of Fund Asset Management, L.P.(c)

13	(a)	— Form of Class B Distribution Plan of the Registrant.(e)

	(b)	— Form of Class C Distribution Plan of the Registrant.(e)

	(c)	— Form of Class D Distribution Plan of the Registrant.(e)

	(d)	— Form of Class R Distribution Plan of the Registrant.(l)

14		— Revised Merrill Lynch Select PricingSM System Plan pursuant to Rule 18f-3.(m)

15		— Code of Ethics.(f)

(a)	Filed on October 20, 1999 as an Exhibit to the Registrant’s Registration Statement on Form N-1A under the Securities Act of 1933, as amended (File No. 333-89389) (the “Registration Statement”).
(b)
(Reference is made to Article II, Article IV, Article V (sections 2, 3, 4, 6, 7 and 8), Article VI, Article VII and Article IX of the Registrant’s Articles of Incorporation, filed as Exhibit (1), to the Registration Statement, and to Article II, Article III (sections 1, 3, 5, 6 and 17), Article VI, Article VII, Article XII, Article XIII and Article XIV of the Registrant’s By-Laws filed as Exhibit (2) to the Registration Statement.

(c)	Filed on December 22, 1999 as an Exhibit to Pre-Effective Amendment No. 1 to the Registration Statement.
(d)	Incorporated by reference to Exhibit 5 to the Registration Statement on Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 811-10025), filed on July 21, 2000.
(e)	Incorporated by reference to Exhibit 13 to the Registration Statement on Form N-1A of Merrill Lynch Mid Cap Growth Fund, Inc. (File No. 811-10025), filed on July 21, 2000.
(f)
Incorporated by reference to Exhibit 15 to Post Effective Amendment No. 9 to the Registration Statement on Form N-1A of Merrill Lynch Multi-State Limited Maturity Municipal Series Trust (File No. 33-50417) filed on November 22, 2000.

(g)
Incorporated by reference to Exhibit 8(a)(2) to Post Effective Amendment No. 11 to the Registration Statement on Form N-1A of Merrill Lynch International Equity Fund (File No. 33-44917) filed on September 28, 2001.

(h)	Filed on February 20, 2001 as an Exhibit to Post-Effective Amendment No. 2 to the Registration Statement.
(i)
Incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 1 to the Registration Statement on Form N-1A of Merrill Lynch Focus Twenty Fund, Inc. (File No. 333-89775), filed on March 20, 2001

(j)
Incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A of Merrill Lynch Global Technology Fund, Inc. (File No. 333-48929), filed on July 24, 2002.

(k)
Incorporated by reference to Exhibit 8(a)(3) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(l)
Incorporated by reference to Exhibit 13(d) to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

(m)
Incorporated by reference to Exhibit 14 to Post-Effective Amendment No. 32 to the Registration Statement on Form N-1A of Merrill Lynch Basic Value Fund, Inc. (File No. 2-58521), filed on December 20, 2002.

Item 24.  Persons Controlled by or Under Common Control with Registrant.

Master Large Cap Series Trust has sold interests of its three series, Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio, to the Registrant. Therefore, the Master Large Cap Growth Portfolio, Master Large Cap Value Portfolio and Master Large Cap Core Portfolio of Master Large Cap Series Trust are controlled by the Registrant.

Item 25.  Indemnification.

Reference is made to Article VI of the Registrant’s Articles of Incorporation, Article VI of the Registrant’s By-Laws, Section 2-418 of the Maryland General Corporation Law and Section 9 of the Distribution Agreement.

Insofar as the conditional advancing of indemnification moneys for actions based on the Investment Company Act of 1940, as amended (the “1940 Act”) may be concerned, Article VI of the Registrant’s By-Laws provides that such payments will be made only on the following conditions: (i) advances may be made only on receipt of a written affirmation of such person’s good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any such advance if it is ultimately determined that the standard of conduct has not been met; and (ii) (a) such promise must be secured by a security for the undertaking in form and amount acceptable to the Registrant, (b) the Registrant is insured against losses arising by receipt by the advance, or (c) a majority of a quorum of the Registrant’s disinterested non-party Directors, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that at the time the advance is proposed to be made, there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

In Section 9 of the Distribution Agreement relating to the securities being offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), against certain types of civil liabilities arising in connection with the Registration Statement or Prospectus and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the 1933 Act may be permitted to Directors, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of the Investment Adviser.

Fund Asset Management, L.P. (the “Investment Adviser” or “FAM”) acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies.

Merrill Lynch Investment Managers, L.P. (“MLIM”), an affiliate of the Investment Adviser, acts as the investment adviser for a number of affiliated open-end and closed-end registered investment companies and also acts as sub-adviser to Merrill Lynch World Strategy Portfolio and Merrill Lynch Basic Value Equity Portfolio, two investment portfolios of EQ Advisors Trust.

The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011, except that the address of Merrill Lynch Funds for Institutions Series is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665. The address of FAM, MLIM, Princeton Services, Inc. (“Princeton Services”) and Princeton Administrators, L.P. (“Princeton Administrators”) is also P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of FAM Distributors, Inc. (“FAMD”), is P.O. Box 9081, Princeton, New Jersey 08543-9081. The address of Merrill Lynch, Pierce, Fenner & Smith Incorporated (“Merrill Lynch”) and Merrill Lynch & Co., Inc. (“ML & Co.”) is World Financial Center, North Tower, 250 Vesey Street, New York, NY 10080. The address of the Funds’ transfer agent, Financial Data Services, Inc. (“FDS”), is 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484.

Set forth below is a list of each executive officer and partner of the Investment Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person or entity has been engaged since November 1, 2000 for his, her or its own account or in the capacity of director, officer, partner or trustee. In addition, Mr. Glenn is President and Mr. Burke is Vice President and Treasurer of all or substantially all of the investment companies described in the first two paragraphs of this Item 26, and Mr. Doll is an officer of one or more of such companies.

Name	Positions(s) with the Investment Adviser	Other Substantial Business, Profession, Vocation or Employment
ML & Co.	Limited Partner	Financial Services Holding Company; Limited Partner of MLIM

Princeton Services	General Partner	General Partner of MLIM

Robert C. Doll, Jr.	President
President of MLIM; Co-Head (Americas Region) of MLIM from 1999 to 2001 and Sr. Vice President thereof from 1999 to 2000; Director of Princeton Services; Chief Investment Officer of OppenheimerFunds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Terry K. Glenn	Executive Vice President
President, Merrill Lynch Mutual Funds; Chairman (Americas Region) and Executive Vice President of MLIM; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of FDS; President of Princeton Administrators

Donald C. Burke	First Vice President and Treasurer	First Vice President and Treasurer of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD

Philip L. Kirstein	General Counsel (Americas Region)	General Counsel of MLIM (Americas Region); Senior Vice President, Secretary, General Counsel and Director of Princeton Services

Debra W. Landsman-Yaros	Senior Vice President	Senior Vice President of MLIM; Senior Vice President of Princeton Services; Vice President of FAMD

Stephen M. M. Miller	Senior Vice President	Executive Vice President of Princeton Administrators; Senior Vice President of Princeton Services

Mary E. Taylor	Head (Americas Region)	Head (Americas Region) of MLIM; Senior Vice President of ML & Co.; President and Chief Operating Officer of MLIM Canada

Merrill Lynch Asset Management U.K. Limited (“MLAM U.K.”) acts as sub-adviser for a number of investment companies advised by FAM or MLIM. The address of each of these registered investment companies is P.O. Box 9011, Princeton, New Jersey 08543-9011. The address of MLAM U.K. is 33 King William Street, London EC4R 9AS, England.

Set forth below is a list of each executive officer and director of MLAM U.K. indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since November 1, 2000, for his or her own account or in the capacity of director, officer, partner or trustee. In addition, Messrs. Glenn and Burke are officers of one or more of the registered investment companies listed in the first two paragraphs of this Item 26.

Name	Position(s) with MLAM U.K.	Other Substantial Business, Profession, Vocation or Employment
Terry K. Glenn	Director and Chairman
Chairman (Americas Region) of MLIM; Executive Vice President of the Investment Adviser and MLIM; President of Merrill Lynch Mutual Funds; Executive Vice President and Director of Princeton Services; President and Director of FAMD; Director of Princeton Administrators; Director of FDS

Nicholas C.D. Hall	President	Director of Mercury Asset Management Ltd. and the Institutional Liquidity Fund PLC; First Vice President and General Counsel for Merrill Lynch Mercury Asset Management
James T. Stratford	Alternate Director	Director of Mercury Asset Management Group Ltd.; Head of Compliance, Merrill Lynch Mercury Asset Management
Donald C. Burke	Treasurer	First Vice President and Treasurer of the Investment Adviser and MLIM; Director of Taxation of MLIM; Senior Vice President and Treasurer of Princeton Services; Vice President of FAMD
Carol Ann Langham	Company Secretary	None
Debra Anne Searle	Assistant Company Secretary	None
Item 27. Principal Underwriters.

(a) FAMD acts as the principal underwriter for the Registrant and for each of the following open-end registered investment companies: Financial Institutions Series Trust, Mercury Basic Value Fund, Inc., Mercury Global Holdings, Inc., Mercury Funds II, Mercury Large Cap Series Funds, Inc., Mercury Small Cap Value Fund, Inc., Mercury U.S. High Yield Fund, Inc., Merrill Lynch Balanced Capital Fund, Inc., Merrill Lynch Basic Value Fund, Inc., Merrill Lynch Bond Fund, Inc., Merrill Lynch California Municipal Series Trust, Merrill Lynch Developing Capital Markets Fund, Inc., Merrill Lynch Disciplined Equity Fund, Inc., Merrill Lynch Dragon Fund, Inc., Merrill Lynch Emerging Markets Debt Fund, Inc., Merrill Lynch Equity Income Fund, Merrill Lynch EuroFund, Merrill Lynch Focus Twenty Fund, Inc., Merrill Lynch Focus Value Fund, Inc., Merrill Lynch Fundamental Growth Fund, Inc., Merrill Lynch Funds for Institutions Series, Merrill Lynch Global Allocation Fund, Inc., Merrill Lynch Global Balanced Fund of Mercury Funds, Inc., Merrill Lynch Global Financial Services Fund, Inc., Merrill Lynch Global Bond Fund for Investment and Retirement, Merrill Lynch Global Growth Fund, Inc., Merrill Lynch Global SmallCap Fund, Inc., Merrill Lynch Global Technology Fund, Inc., Merrill Lynch Global Value Fund, Inc., Merrill Lynch Healthcare Fund, Inc., Merrill Lynch Index Funds, Inc., Merrill Lynch International Equity Fund, Merrill Lynch International Fund of Mercury Funds, Inc., Merrill Lynch Latin America Fund, Inc., Merrill Lynch Large Cap Growth V.I. Fund of Mercury V.I. Funds, Inc., Merrill Lynch Large Cap Series Funds, Inc., Merrill Lynch Multi-State Municipal Series Trust, Merrill Lynch Municipal Bond Fund, Inc., Merrill Lynch Municipal Series Trust, Merrill Lynch Natural Resources Trust, Merrill Lynch Pacific Fund, Inc., Merrill Lynch Pan-European Growth Fund of Mercury Funds, Inc., Merrill Lynch Ready Assets Trust, Merrill Lynch Retirement Series Trust, Merrill Lynch Series Fund, Inc., Merrill Lynch Short Term U.S. Government Fund, Inc., Merrill Lynch Small Cap Value Fund, Inc., Merrill Lynch U.S. Government Mortgage Fund, Merrill Lynch U.S. High Yield Fund, Inc., Merrill Lynch U.S. Treasury Money Fund, Merrill Lynch U.S.A. Government Reserves, Merrill Lynch Utilities and Telecommunications Fund, Inc., Merrill Lynch Variable Series Funds, Inc., Merrill Lynch World Income Fund, Inc. and The Asset Program, Inc. FAMD also acts as the principal underwriter for the following closed-end registered investment companies: Merrill Lynch Senior Floating Rate Fund, Inc. and the Merrill Lynch Senior Floating Rate Fund II, Inc.

(b)  Set forth below is information concerning each director and officer of FAMD. The principal business address of each such person is P.O. Box 9081, Princeton, New Jersey 08543-9081, except that the address of Messrs. Breen and Wasel is One Financial Center, 23rd Floor, Boston, Massachusetts 02111-2665.

Name	Position(s) and Office(s) with FAMD	Position(s) and Office(s) with Registrant
Terry K. Glenn	President and Director	President and Director
Michael G. Clark	Treasurer and Director	None
Thomas J. Verage	Director	None
Michael J. Brady	Vice President	None
William M. Breen	Vice President	None
Donald C. Burke	Vice President	Vice President and Treasurer
Debra W. Landsman-Yaros	Vice President	None
William Wasel	Vice President	None
Robert Harris	Secretary	None

(c) Not applicable.

Item 28.  Location Of Accounts And Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained at the offices of the Registrant (800 Scudders Mill Road, Plainsboro, New Jersey 08536), and its transfer agent, Financial Data Services, Inc. (4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484).

Item 29.  Management Services.

Other than as set forth under the caption “Management of the Funds” in the Prospectus constituting Part A of the Registration Statement and under “Management of the Fund — Management and Advisory Arrangements” in the Statement of Additional Information constituting Part B of the Registration Statement, the Registrant is not a party to any management-related service contract.

Item 30.  Undertakings.

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of December, 2002.

MERRILL LYNCH LARGE CAP SERIES FUNDS, INC. (Registrant)

By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Director

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

JAMES H. BODURTHA* (James H. Bodurtha)	Director

JOE GRILLS (Joe Grills)	Director

HERBERT I. LONDON* (Herbert I. London)	Director

ANDRÉ F. PEROLD* (André F. Perold)	Director

ROBERTA C. RAMO* (Roberta C. Ramo)	Director

ROBERT S. SALOMON, JR. (Robert S. Salomon, Jr.)	Director

MELVIN R. SEIDEN (Melvin R. Seiden)	Director

STEPHEN B. SWENSRUD (Stephen B. Swensrud)	Director

*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 31, 2002

Master Large Cap Series Trust has duly caused this Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. to be signed on its behalf by the undersigned, thereunto duly authorized, in the Township of Plainsboro, and State of New Jersey, on the 31st day of December, 2002.

MASTER LARGE CAP SERIES TRUST (Registrant)

By:	/s/ DONALD C. BURKE
(Donald C. Burke, Vice President and Treasurer)

The Registration Statement of Merrill Lynch Large Cap Series Funds, Inc. has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
TERRY K. GLENN* (Terry K. Glenn)	President (Principal Executive Officer) and Trustee

DONALD C. BURKE* (Donald C. Burke)	Vice President and Treasurer (Principal Financial and Accounting Officer)

JAMES H. BODURTHA* (James H. Bodurtha)	Trustee

JOE GRILLS (Joe Grills)	Trustee

HERBERT I. LONDON* (Herbert I. London)	Trustee

ANDRÉ F. PEROLD* (André F. Perold)	Trustee

ROBERTA C. RAMO* (Roberta C. Ramo)	Trustee

ROBERT S. SALOMON, JR. (Robert S. Salomon, Jr.)	Trustee

MELVIN R. SEIDEN (Melvin R. Seiden)	Trustee

STEPHEN B. SWENSRUD (Stephen B. Swensrud)	Trustee

*By: /s/ DONALD C. BURKE (Donald C. Burke, Attorney-in-Fact)		December 31, 2002

Exhibit Index

Exhibit Number		Description

1	(b)	—Articles Supplementary Classifying Shares of Authorized Capital Stock and Creating an Additional Class of Common Stock, dated December 9, 2002.

10		—Consent of Deloitte & Touche LLP, independent auditors for the Registrant.